Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Current
Cash, current	$ 264,778	$ 25,699
Prepaids and other receivables	91,522	75,924
Equipment, net	28,694	38,935
Exploration and evaluation assets	969,445	700,852
Total assets	1,354,439	841,410
Total current assets	356,300	101,623
Current
Accounts payable, current	205,071	173,954
Accrued liabilities, current	95,343	51,893
Due to related parties, current	631,158	600,223
Notes payable, current	509,950	2,561,691
Flow-through share premium liability	60,000	0
Total current liabilities	1,501,522	3,387,761
Notes payable, noncurrent	1,529,912	0
Withholding taxes payable, noncurrent	140,564	138,568
Total liabilities	3,171,998	3,526,329
Shareholders' deficit:
Share capital value	9,346,112	8,176,210
Share-based payment reserve	4,665,405	4,078,941
Accumulated deficit	(15,445,791)	(14,552,074)
Accumulated other comprehensive loss	(383,285)	(387,996)
Total shareholders' deficit	(1,817,559)	(2,684,919)
Total liabilities and shareholders' deficit	$ 1,354,439	$ 841,410